Transactions with Related Parties, Central Mare (Details) - Central Mare [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Transactions with Related Parties [Abstract]
Fees and expenses	$ 164	$ 163
General and Administrative Expense [Member]
Transactions with Related Parties [Abstract]
Executive officers and other personnel expenses	180	180
Management Fees [Member]
Transactions with Related Parties [Abstract]
Amortization of awarded shares	$ (16)	$ (17)